Receivables - Maturities of Financing Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
2016	$ 11,475
2017	2,895
2018	2,209
2019	1,377
2020	781
2021 and thereafter	264
Total	$ 19,001	$ 21,472	$ 21,976